SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 15, 2013 Private Placement [Member] Scenario, Forecast [Member]
Stock Issued During Period, Shares, New Issues						500,000
Proceeds From Issuance Of Common Stock	$ 1,800	$ 56	$ 243	$ 54	$ 1,273	$ 1,736